Restructuring Charges and Cost Savings Initiatives (Schedule Of Restructuring Activity And Related Reserves) (Details) - USD ($) $ in Millions		12 Months Ended
		Aug. 02, 2015		Aug. 03, 2014	Jul. 28, 2013
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Noncurrent		$ 49		$ 0
2015 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		124
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Incurred Cost		124
2015 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		94
Restructuring Reserve [Roll Forward]
Accrued Balance at beginning of period		0
Restructuring and Related Cost, Incurred Cost		87
Cash Payments		(1)
Restructuring Reserve, Translation Adjustment		(1)
Accrued Balance at end of period		85	[1]	0
Restructuring Reserve, Noncurrent		45
2015 Initiatives [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Accrued Balance at beginning of period		0
Restructuring and Related Cost, Incurred Cost		8
Cash Payments		0
Restructuring Reserve, Translation Adjustment		0
Accrued Balance at end of period		8		0
2015 Initiatives [Member] | Employee Severance and Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Accrued Balance at beginning of period		0
Restructuring and Related Cost, Incurred Cost		95
Cash Payments		(1)
Restructuring Reserve, Translation Adjustment		(1)
Accrued Balance at end of period		93		0
2015 Initiatives [Member] | Other Non-cash Benefit Costs [Member]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Incurred Cost	[2]	7
2015 Initiatives [Member] | Other Cost Savings Implementation Costs [Member]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Incurred Cost	[3]	22
2014 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		54
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Incurred Cost		0		54
2014 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		41
Restructuring Reserve [Roll Forward]
Accrued Balance at beginning of period		28		0
Restructuring and Related Cost, Incurred Cost		0		41
Cash Payments		(16)		(13)
Restructuring Reserve, Translation Adjustment		(2)		0
Accrued Balance at end of period		10	[4]	28	$ 0
Restructuring Reserve, Noncurrent		4
2014 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		12
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Incurred Cost		0		12
2014 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		1
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Incurred Cost	[5]	0		1
2013 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		142
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Incurred Cost		0		4	138
2013 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		31
Restructuring Reserve [Roll Forward]
Accrued Balance at beginning of period		3		17	0
Restructuring and Related Cost, Incurred Cost		0		0	32
Cash Payments		(3)		(14)	(15)
Accrued Balance at end of period		0		3	17
2013 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		99
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Incurred Cost		0		0	99
2013 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		12
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Incurred Cost	[6]	0		4	8
2013 Initiatives [Member] | Other Non-cash Benefit Costs [Member]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Incurred Cost	[7]	0		$ 0	$ (1)
Americas Simple Meals and Beverages [Member] | 2015 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		54
Americas Simple Meals and Beverages [Member] | 2015 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		48
Americas Simple Meals and Beverages [Member] | 2014 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		14
Americas Simple Meals and Beverages [Member] | 2014 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		13
Americas Simple Meals and Beverages [Member] | 2014 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		1
Americas Simple Meals and Beverages [Member] | 2014 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		0
Americas Simple Meals and Beverages [Member] | 2013 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		127
Americas Simple Meals and Beverages [Member] | 2013 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		28
Americas Simple Meals and Beverages [Member] | 2013 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		89
Americas Simple Meals and Beverages [Member] | 2013 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		10
Global Biscuits and Snacks [Member] | 2015 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		44
Global Biscuits and Snacks [Member] | 2015 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		42
Global Biscuits and Snacks [Member] | 2014 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		38
Global Biscuits and Snacks [Member] | 2014 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		26
Global Biscuits and Snacks [Member] | 2014 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		11
Global Biscuits and Snacks [Member] | 2014 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		1
Global Biscuits and Snacks [Member] | 2013 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		14
Global Biscuits and Snacks [Member] | 2013 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		2
Global Biscuits and Snacks [Member] | 2013 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		10
Global Biscuits and Snacks [Member] | 2013 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		2
Campbell Fresh [Member] | 2015 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		1
Campbell Fresh [Member] | 2015 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		1
Campbell Fresh [Member] | 2014 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		1
Campbell Fresh [Member] | 2014 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		1
Campbell Fresh [Member] | 2014 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		0
Campbell Fresh [Member] | 2014 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		0
Campbell Fresh [Member] | 2013 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		1
Campbell Fresh [Member] | 2013 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		1
Campbell Fresh [Member] | 2013 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		0
Campbell Fresh [Member] | 2013 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		$ 0

[1]	Includes $45 of severance pay and benefits recorded in Other liabilities in the Consolidated Balance Sheet.
[2]	Represents postretirement and pension curtailment costs. See Note 11.
[3]	Includes other costs recognized as incurred that are not reflected in the restructuring reserve in the Consolidated Balance Sheet. The costs are included in Administrative expenses in the Consolidated Statements of Earnings.
[4]	Includes $4 of severance pay and benefits recorded in Other liabilities in the Consolidated Balance Sheet.
[5]	Includes non-cash costs that are not reflected in the restructuring reserve in the Consolidated Balance Sheet.
[6]	Includes non-cash costs and other exit costs recognized as incurred that are not reflected in the restructuring reserve in the Consolidated Balance Sheet.
[7]	Represents pension curtailments. See Note 11.